SECURED BORROWINGS, Securitization Notes (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Mar. 14, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Secured Borrowings [Abstract]
Loss on extinguishment of debt		$ (1,620)	$ (560)	$ (5,330)	$ (1,458)
B&B Air Funding [Member] | Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Redemption date				Mar. 14, 2019
Maturity date				Nov. 14, 2033
Principal amount redeemed	$ 63,800
Loss on extinguishment of debt				$ (1,900)